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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management, Inc.
Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:


A Plesmid                               New York, NY              2/1/11
-------------------------------------   -----------------------   --------------
[Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-

[Repeat as necessary.]

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE
Form 13F Information Table Entry Total:         11
Form 13F Information Table Value Total:      22,979
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------  --------  ---------  --------  ------------------  ----------  --------  --------------------
                                                                                                             VOTING AUTHORITY
             NAME OF              TITLE OF                       SHRS OR  SH/  PUT/  INVESTMENT   OTHER    --------------------
             ISSUER                 CLASS     CUSIP     VALUE    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------------  --------  ---------  --------  -------  ---  ----  ----------  --------  ------  ------  ----
COMMUNITY BANKERS TRUST CORP      COM       203612106    334241   318325  SH         SOLE                  318325
COMERICA INC                      COM       200340107   1689600    40000  SH         SOLE                   40000
CITIZENS SOUTH BANKING            COM       176682102    877075   202091  SH         SOLE                  202091
CONNECTICUT BANK & TRUST COMPANY  COM       207546102   1973440   352400  SH         SOLE                  352400
DISCOVER FINANCIAL SERVICES       COM       254709108    938063    50624  SH         SOLE                   50624
EASTERN INSURANCE HOLDINGS INC    COM       276534104   7833830   658305  SH         SOLE                  658305
EASTERN VIRGINIA BANKSHARES INC   COM       277196101    391519   102299  SH         SOLE                  102299
HAMPSHIRE FIRST BANK              OTC EQ    408853109   2306900   271400  SH         SOLE                  271400
NEW ENGLAND BANCSHARES INC        COM NEW   643863202   1539896   193700  SH         SOLE                  193700
STATE BANCORP INC                 COM       855716106   2936366   317445  SH         SOLE                  317445
US BANCORP (DEL)                  COM NEW   902973304   2157600    80000  SH         SOLE                   80000